INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 8:-	INTANGIBLE ASSETS, NET

The Company's balance sheet reflects intangible assets that were obtained as a result of its acquisitions of CMG and HGM in 2001.

Intangible assets consisted of the following:

December 31,
2012 and 2011
Cost:

Purchased Technology	$29,229
Accumulated amortization:

Purchased Technology	29,229

Intangible assets, net	$-